Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Income taxes paid (refund) [abstract]
Summary of Tax Charges in Income Statement

	€ million	€ million	€ million
Tax charge in income statement	2022	2021	2020
Current tax
Current year	(2,206)	(2,399)	(2,128)
Over/(under) provided in prior years	(61)	245	(154)
	(2,267)	(2,154)	(2,282)
Deferred tax
Origination and reversal of temporary differences	153	189	344
Changes in tax rates	28	15	(19)
Recognition of previously unrecognised losses brought forward	18	15	34
	199	219	359
	(2,068)	(1,935)	(1,923)

Summary of Reconciliation of Effective Tax Rate
The reconciliation between the computed weighted average rate of income tax expense, which is generally applicable to Unilever companies, and the actual rate of taxation charged is as follows:

Reconciliation of effective tax rate	% 2022	% 2021	% 2020
Computed rate of tax(a)	25	24	23
Differences between computed rate of tax and effective tax rate due to:
Incentive tax credits	(2)	(2)	(2)
Withholding tax on dividends	2	2	2
Expenses not deductible for tax purposes	1	1	1
Irrecoverable withholding tax	1	1	1
Income tax reserve adjustments – current and prior year	–	(1)	(1)
Transfer to/(from) unrecognised deferred tax assets	(1)	–	–
Others	(2)	(2)	(1)
Underlying effective tax rate	24	23	23
Non-underlying items within operating profit(b)	1	–	–
Taxes related to the UK tax audit of intangible income and centralised services(b)	–	–	1
Taxes related to the reorganisation of our European business(b)	–	(1)	1
Impact of ekaterra disposal(b)	(6)	–	–
Hyperinflation adjustment for Argentina and Turkey deferred tax(b)	1	1	–
Effective tax rate	20	23	25
(a)The computed tax rate used is the average of the standard rate of tax applicable in the countries in which Unilever operates, weighted by the amount of underlying profit before taxation generated in each of those countries. For this reason, the rate may vary from year to year according to the mix of profit and related tax rates.
(b)See note 3 for explanation of non-underlying items.

Summary of Movements in Deferred Tax Asset (Liability)

	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
Movements in 2022 and 2021	As at 1 January 2022	Income statement	Other	As at 31 December 2022	As at 1 January 2021	Income Statement	Other	As at 31 December 2021
Pensions and similar obligations	(654)	(44)	85	(613)	80	(73)	(661)	(654)
Provisions and accruals	726	12	3	741	698	(11)	39	726
Goodwill and intangible assets	(3,448)	135	(535)	(3,848)	(2,734)	249	(963)	(3,448)
Accelerated tax depreciation	(600)	(60)	(40)	(700)	(641)	33	8	(600)
Tax losses	172	100	(41)	231	190	(2)	(16)	172
Fair value gains	(60)	(11)	29	(42)	(52)	19	(27)	(60)
Fair value losses	2	6	28	36	45	1	(44)	2
Share-based payments	166	18	10	194	146	7	13	166
Lease liability	295	(55)	(3)	237	294	(16)	17	295
Right of use asset	(244)	42	1	(201)	(244)	21	(21)	(244)
Other(a)	580	56	3	639	526	(9)	63	580
	(3,065)	199	(460)	(3,326)	(1,692)	219	(1,592)	(3,065)
(a)The deferred tax-other includes the recognition of an asset of €311 million (2021: €345 million) relating to the impact of the expected outcome of the Mutual Agreement Procedure which Unilever applied for following the conclusion of the UK tax audit for the tax years 2011-2018.

Summary of Deferred Tax Assets and Liabilities	The following amounts, determined after appropriate offsetting, are shown in the consolidated balance sheet:

	€ million	€ million	€ million	€ million	€ million	€ million
Deferred tax assets and liabilities	Assets 2022	Assets 2021	Liabilities 2022	Liabilities 2021	Total 2022	Total 2021
Pensions and similar obligations	195	322	(808)	(976)	(613)	(654)
Provisions and accruals	489	426	252	300	741	726
Goodwill and intangible assets	105	453	(3,953)	(3,901)	(3,848)	(3,448)
Accelerated tax depreciation	(93)	(66)	(607)	(534)	(700)	(600)
Tax losses	188	148	43	24	231	172
Fair value gains	1	(15)	(43)	(45)	(42)	(60)
Fair value losses	–	5	36	(3)	36	2
Share-based payments	51	38	143	128	194	166
Lease liability	102	142	135	153	237	295
Right of use asset	(92)	(119)	(109)	(125)	(201)	(244)
Other	103	131	536	449	639	580
	1,049	1,465	(4,375)	(4,530)	(3,326)	(3,065)
Of which deferred tax to be recovered/(settled) after more than 12 months	700	1,194	(4,492)	(4,684)	(3,792)	(3,490)

Summary of Tax Effects of Components of Other Comprehensive Income
Tax effects directly recognised in equity or other comprehensive income were as follows:

	€ million	€ million	€ million	€ million	€ million	€ million
Movements in 2022 and 2021	Before tax 2022	Tax (charge)/credit 2022	After tax 2022	Before tax 2021	Tax (charge)/credit 2021	After tax 2021
Gains/(losses) on:
Equity instruments at fair value through other comprehensive income	31	5	36	178	(12)	166
Cash flow hedges	(121)	30	(91)	291	(12)	279
Remeasurement of defined benefit pension plans	(537)	64	(473)	2,405	(671)	1,734
Currency retranslation gains/(losses)	547	67	614	1,237	(60)	1,177
	(80)	166	86	4,111	(755)	3,356